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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                               -------

This Amendment (Check only one.):  |_|  is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      First Q Capital, LLC
           ----------------------------------
Address    888 San Clemente Drive, Suite 180
           ----------------------------------
           Newport Beach, California 92660
           ----------------------------------

           ----------------------------------

Form 13F File Number: 28 - 12239
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph S. Schuchert III
          --------------------------------
Title:    Managing Director
          --------------------------------
Phone:    (949) 720-3000
          --------------------------------

Signature, Place, and Date of Signing:



 /s/ Joseph S. Schuchert III     Newport Beach, California      May 13, 2008
------------------------------  ---------------------------  -------------------
        [Signature]                  [City, State]                 [Date]

Report Type (Check only one):
 |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------

Form 13F Information Table Entry Total: 77
                                        --------------

Form 13F Information Table Value Total: $ 228,675
                                        --------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                               FORM 13F INFORMATION TABLE
       COLUMN 1         COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7         COLUMN 8
--------------------------------------------------------------------------------------------------------------------------
                                              VALUE    SHRS OR   SH/   PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER      TITLE OF    CUSIP    (X$1000)  PRN AMT   PRN   CALL  DISCRETION   MGRS     SOLE    SHARED   NONE
                          CLASS
--------------------------------------------------------------------------------------------------------------------------
Aercap Holdings           Comm     N00985106     2205    125409   SH            YES       Sole      125409
Agria Corp ADR            Comm     00850H103      399     47756   SH            YES       Sole       47756
Allegiant Travel Co       Comm     01748X102      391     14788   SH            YES       Sole       14788
Allied World Assurance    Comm     G0219G203      377      9491   SH            YES       Sole        9491
Altra Holdings            Comm     02208R106     8824    656046   SH            YES       Sole      656046
American Public
Education                 Comm     02913V103      367     12096   SH            YES       Sole       12096
American Reprographics    Comm     029263100      417     28114   SH            YES       Sole       28114
BARE Escentuals           Comm     067511105      427     18250   SH            YES       Sole       18250
Basic Energy              Comm     06985P100      424     19186   SH            YES       Sole       19186
Brookdale Senior Living   Comm     112463104      417     17438   SH            YES       Sole       17438
Builders First Source     Comm     12008R107     4209    579797   SH            YES       Sole      579797
Burger King Holdings      Comm     121208201      423     15307   SH            YES       Sole       15307
CB Richard Ellis Group    Comm     12497T101     8806    406933   SH            YES       Sole      406933
Cbeyond Inc               Comm     149847105     2127    113200   SH            YES       Sole      113200
Celanese Corp             Comm     150870103    15371    393614   SH            YES       Sole      393614
Celanese Corp             Comm     150870103    15244    390360   SH    PUT     YES       Sole      390360
China Nepstar             Comm     16943C109      408     29989   SH            YES       Sole       29989
Cinemark Holdings         Comm     17243V102      415     32454   SH            YES       Sole       32454
CVR Energy Inc.           Comm     12662P108     5071    220200   SH            YES       Sole      220200


                                               FORM 13F INFORMATION TABLE
       COLUMN 1         COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7         COLUMN 8
--------------------------------------------------------------------------------------------------------------------------
                                              VALUE    SHRS OR   SH/   PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER      TITLE OF    CUSIP    (X$1000)  PRN AMT   PRN   CALL  DISCRETION   MGRS     SOLE    SHARED   NONE
                          CLASS
--------------------------------------------------------------------------------------------------------------------------
Deltek Inc                Comm     24784L105      404     31119   SH            YES       Sole       31119
Dice Holdings             Comm     253017107      513     57539   SH            YES       Sole       57539
Dolan Media Co            Comm     25659P402      363     18074   SH            YES       Sole       18074
Dominos Pizza             Comm     25754A201      410     30402   SH            YES       Sole       30402
Dresser-Rand Group        Comm     261608103    10079    327771   SH            YES       Sole      327771
Duf & Phelps Corp         Comm     26433B107      421     23378   SH            YES       Sole       23378
Dyncorp Int.              Comm     26817C101     8212    492300   SH            YES       Sole      492300
Dyncorp Int.              Comm     26817C101     1820    109100   SH   CALL     YES       Sole      109100
Energy Solutions          Comm     292756202      389     16968   SH            YES       Sole       16968
Eurand NV                 Comm     N31010106      446     29464   SH            YES       Sole       29464
Exlservice Holdings       Comm     302081104      428     18627   SH            YES       Sole       18627
Flagstone Reinsurance
Hldg.                     Comm     G3529T105      379     31292   SH            YES       Sole       31292
FTD Group                 Comm     30267U108      401     29916   SH            YES       Sole       29916
Gatehouse Media           Comm     367348109      411     70428   SH            YES       Sole       70428
Genco Shipping &
Trading Ltd               Comm     Y2685T107      417      7397   SH            YES       Sole        7397
Genpact Ltd               Comm     G3922B107      410     33494   SH            YES       Sole       33494
HHGregg Inc               Comm     42833L108      399     35442   SH            YES       Sole       35442
Innophos Hldg             Comm     45774N108     5117    318033   SH            YES       Sole      318033
Interline Brands Inc      Comm     458743101      400     21554   SH            YES       Sole       21554


                                               FORM 13F INFORMATION TABLE
       COLUMN 1         COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7         COLUMN 8
--------------------------------------------------------------------------------------------------------------------------
                                              VALUE    SHRS OR   SH/   PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER      TITLE OF    CUSIP    (X$1000)  PRN AMT   PRN   CALL  DISCRETION   MGRS     SOLE    SHARED   NONE
                          CLASS
--------------------------------------------------------------------------------------------------------------------------
IPG Photonics             Comm     44980X109      363     23160   SH            YES       Sole       23160
J Crew Group              Comm     46612H402      424      9590   SH            YES       Sole        9590
Koppers Hldg              Comm     50060P106     5995    135308   SH            YES       Sole      135308
Lululemon Athletica Inc   Comm     550021109      413     14527   SH            YES       Sole       14527
Marketaxess               Comm     57060D108      412     41470   SH            YES       Sole       41470
Medassets Inc             Comm     584045108       82      5515   SH            YES       Sole        5515
Mercadolibre              Comm     58733R102      427     10746   SH            YES       Sole       10746
MetroPCS Communication
Inc.                      Comm     591708102     1816    106800   SH            YES       Sole      106800
Monotype Imaging          Comm     61022P100      425     28115   SH            YES       Sole       28115
New York & Co Inc         Comm     649295102    12989   2262898   SH            YES       Sole     2262898
Nymex Hldg                Comm     62948N104      374      4127   SH            YES       Sole        4127
Obagi Medical Product
Inc                       Comm     67423R108      224     25768   SH            YES       Sole       25768
Orbitz Worldwide          Comm     68557K109     9615   1395568   SH            YES       Sole     1395568
Orbitz Worldwide          Comm     68557K109     2756    400000   SH    PUT     YES       Sole      400000
Pike Electric Corp        Comm     721283109      421     30187   SH            YES       Sole       30187
Polypore Intl             Comm     73179V103     7518    363341   SH            YES       Sole      363341
Prestige Brands Hldg
Inc                       Comm     74112D101      413     50445   SH            YES       Sole       50445
Pros Hldg Inc             Comm     74346Y103      417     33202   SH            YES       Sole       33202
Regency Energy
Partners LP               Comm     75885Y107      416     15564   SH            YES       Sole       15564


                                               FORM 13F INFORMATION TABLE
       COLUMN 1         COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7         COLUMN 8
--------------------------------------------------------------------------------------------------------------------------
                                              VALUE    SHRS OR   SH/   PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER      TITLE OF    CUSIP    (X$1000)  PRN AMT   PRN   CALL  DISCRETION   MGRS     SOLE    SHARED   NONE
                          CLASS
--------------------------------------------------------------------------------------------------------------------------
Riskmetrics Group Inc     Comm     767735103      402     20772   SH            YES       Sole       20772
Rockwood Hldg             Comm     774415103      438     13376   SH            YES       Sole       13376
RSC Holdings Inc          Comm     74972L102     2009    184300   SH            YES       Sole      184300
Seagate Technology        Comm     G7945J104    10541    503400   SH            YES       Sole      503400
Seagate Technology        Comm     G7945J104     3665    175000   SH   CALL     YES       Sole      175000
Sealy Corp                Comm     812139301      412     54189   SH            YES       Sole       54189
Skilled Healthcare
Group                     Comm     83066R107      166     15073   SH            YES       Sole       15073
Smart Modular
Technologies              Comm     G82245104      427     68806   SH            YES       Sole       68806
Solera Hldg               Comm     83421A104      448     18371   SH            YES       Sole       18371
Spirit Aerosystems Hldg   Comm     848574109      421     18973   SH            YES       Sole       18973
Syniverse Hldg            Comm     87163F106      401     24098   SH            YES       Sole       24098
Transdigm Group Inc       Comm     893641100    27045    729952   SH            YES       Sole      729952
Validus Hldg              Comm     G9319H102      398     16992   SH            YES       Sole       16992
Verifone Hldg             Comm     92342Y109    10751    677450   SH            YES       Sole      677450
Verifone Hldg             Comm     92342Y109     2712    170900   SH   CALL     YES       Sole      170900
Warner Chilcott           Comm     G9435N108     3936    218691   SH            YES       Sole      218691
Warner Music Group        Comm     934550104      401     80450   SH            YES       Sole       80450
Weight Watchers Intl      Comm     948626106    10304    222400   SH            YES       Sole      222400


                                               FORM 13F INFORMATION TABLE
       COLUMN 1         COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7         COLUMN 8
--------------------------------------------------------------------------------------------------------------------------
                                              VALUE    SHRS OR   SH/   PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER      TITLE OF    CUSIP    (X$1000)  PRN AMT   PRN   CALL  DISCRETION   MGRS     SOLE    SHARED   NONE
                          CLASS
--------------------------------------------------------------------------------------------------------------------------
Weight Watchers Intl      Comm     948626106    10304    222400   SH    PUT     YES       Sole      222400
WNS Hldg                  Comm     92932M101      253     16405   SH            YES       Sole       16405